UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2006

                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [X] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Highlander Fund Management LLC (1)

Address:    411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-11583


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Christopher G. Altschul

Title:   President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul      Greenwich, CT            11/15/06
           (Name)               (City, State)             (Date)

NB: This Amendment No. 1 to the Form 13F filed by the Reporting Manager on November 14th, 2006 amends and restates such filing in its entirety. It corrects certain errors in the report summary and information table of the Form 13F previously filed with respect to this period.

Report Type (Check only one):
---------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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7433/66561-003 Current/8535805v1



                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     35 Items

Form 13F Information Table Value Total:     $ 143,973.30 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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


                                                                            SHARES OR                                    VOTING
                                                           VALUE                                    INVESTMENT  OTHER    AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (X $1,000)       PRN AMOUNT   SH/ PRN    DISCRETION  MANAGERS  SOLE

ADVANCE AUTO PARTS INC            COM          00751Y106   $  3,623.40      110,000         SH         SOLE       NONE     110,000
AIRGAS INC                        COM          009363102   $  2,893.60       80,000         SH         SOLE       NONE      80,000
ARCHER DANIELS MIDLAND CO         COM          039483102   $  2,841.00       75,000         SH         SOLE       NONE      75,000
BURLINGTON NORTHN SANTA FE C      COM          12189T104   $  5,140.80       70,000         SH         SOLE       NONE      70,000
CATERPILLAR INC DEL               COM          149123101   $  5,264.00       80,000         SH         SOLE       NONE      80,000
CHAPARRAL STEEL CO DEL            COM          159423102   $  5,790.20      170,000         SH         SOLE       NONE     170,000
CHESAPEAKE ENERGY CORP            COM          165167107   $  3,477.60      120,000         SH         SOLE       NONE     120,000
CHICAGO BRIDGE & IRON CO N V  NY REGISTRY SH   167250109   $  3,609.00      150,000         SH         SOLE       NONE     150,000
CLEVELAND CLIFFS INC              COM          185896107   $  3,811.00      100,000         SH         SOLE       NONE     100,000
COOPER INDS LTD                   CL A         G24182100   $  4,261.00       50,000         SH         SOLE       NONE      50,000
DEERE & CO                        COM          244199105   $  5,034.60       60,000         SH         SOLE       NONE      60,000
DEVON ENERGY CORP NEW             COM          25179M103   $  3,473.25       55,000         SH         SOLE       NONE      55,000
EMERSON ELEC CO                   COM          291011104   $  3,773.70       45,000         SH         SOLE       NONE      45,000
EXPEDITORS INTL WASH INC          COM          302130109   $  3,789.30       85,000         SH         SOLE       NONE      85,000
FEDEX CORP                        COM          31428X106   $  3,803.80       35,000         SH         SOLE       NONE      35,000
GOODMAN GLOBAL INC                COM          38239A100   $  4,672.50      350,000         SH         SOLE       NONE     350,000
GOODRICH CORP.                    COM          382388106   $  4,983.96      123,000         SH         SOLE       NONE     123,000
HUNT J B TRANS SVCS INC           COM          445658107   $  3,115.50      150,000         SH         SOLE       NONE     150,000
LYONDELL CHEMICAL CO              COM          552078107   $  3,450.32      136,000         SH         SOLE       NONE     136,000
MARATHON OIL CORP                 COM          565849106   $  3,845.00       50,000         SH         SOLE       NONE      50,000
MCDERMOTT INTL INC                COM          580037109   $  2,926.00       70,000         SH         SOLE       NONE      70,000
NASDAQ 100 TR                     COM          631100104   $  6,199.13      152,500         SH         SOLE       NONE     152,500
NUCOR CORP                        COM          670346105   $  3,464.30       70,000         SH         SOLE       NONE      70,000
PHELPS DODGE CORP                 COM          717265102   $  6,352.50       75,000         SH         SOLE       NONE      75,000
RIO TINTO PLC                   SPON ADR       767204100   $  5,120.01       27,000         SH         SOLE       NONE      27,000
ROCKWELL COLLINS INC              COM          774341101   $  4,935.60       90,000         SH         SOLE       NONE      90,000
SCHLUMBERGER LTD                  COM          806857108   $  3,721.80       60,000         SH         SOLE       NONE      60,000
SHAW GROUP INC                    COM          820280105   $  3,664.20      155,000         SH         SOLE       NONE     155,000
SMURFIT-STONE CONTAINER CORP      COM          832727101   $  3,080.00      275,000         SH         SOLE       NONE     275,000
SOCIEDAD QUIMICA MINERA DE C SPON ADR SER B    833635105   $  3,453.00       30,000         SH         SOLE       NONE      30,000
TEXTRON INC                       COM          883203101   $  3,062.50       35,000         SH         SOLE       NONE      35,000
THOMAS & BETTS CORP               COM          884315102   $  3,339.70       70,000         SH         SOLE       NONE      70,000
3M CO                             COM          88579Y101   $  3,348.90       45,000         SH         SOLE       NONE      45,000
U S AIRWAYS GROUP INC             COM          90341W108   $  6,250.53      141,000         SH         SOLE       NONE     141,000
WASTE MGMT INC DEL                COM          94106L109   $  4,401.60      120,000         SH         SOLE       NONE     120,000

                                                           $143,973.30    3,509,500                                     3,509,500


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